CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2011
CONVERTIBLE NOTES
Schedule of convertible notes

	At December 31,
	2010	2011
2012 Convertible Notes
—Principal amount	$3.8	$3.8
—Unamortized debt discount	—	—
2013 Convertible Notes
—Principal amount	575.0	575.0
—Unamortized debt discount	(76.9)	(43.4)
IFC Convertible Loan
—Principal amount	50.0	50.0
—Unamortized debt discount	(0.8)	(0.7)
Others
—Principal amount	0.5	—
—Unamortized debt discount	—	—
Total	$551.6	$584.7